Assets Held for Sale and Discontinued Operations - Additional Information (Details) $ in Millions				3 Months Ended	12 Months Ended			23 Months Ended
	Aug. 19, 2020 CAD ($)	Aug. 19, 2020 USD ($)	May 11, 2020 CAD ($)	Sep. 27, 2021 CAD ($)	Jun. 30, 2021 CAD ($) business	Jun. 30, 2021 USD ($) business	Jun. 30, 2020 CAD ($) property	Sep. 30, 2021 CAD ($)	Dec. 31, 2020	Jul. 23, 2020 CAD ($) $ / g	Jun. 30, 2019 CAD ($)
Disclosure of analysis of single amount of discontinued operations [line items]
Proceeds from disposal					$ 5,654,000		$ 8,607,000
Impairment of property, plant and equipment					272,989,000		148,234,000
Non-current assets or disposal groups classified as held for sale					15,918,000		6,194,000				$ 0
Loss on disposal of assets held for sale and property, plant and equipment					(11,119,000)		0
Transferred from property, plant and equipment					24,008,000		25,871,000
Discount rate | Cannabis
Disclosure of analysis of single amount of discontinued operations [line items]
Significant unobservable input, assets									0.145
Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Impairment of property, plant and equipment					0		16,868,000
Loss on disposal of discontinued operations					2,846,000		2,816,000
Exeter Property
Disclosure of analysis of single amount of discontinued operations [line items]
Proceeds from disposal							8,600,000
Impairment of property, plant and equipment								$ 1,400,000
Exeter Property
Disclosure of analysis of single amount of discontinued operations [line items]
Proceeds from disposal					0		8,607,000
Impairment of property, plant and equipment							11,000,000.0
Non-current assets or disposal groups classified as held for sale					0		0				0
Transferred from property, plant and equipment					0		19,677,000
Jamaica Property
Disclosure of analysis of single amount of discontinued operations [line items]
Proceeds from disposal					4,006,000		0
Non-current assets or disposal groups classified as held for sale					0		4,173,000				0
Transferred from property, plant and equipment					0		4,173,000
Jamaica Property | Land
Disclosure of analysis of single amount of discontinued operations [line items]
Proceeds from disposal	$ 4,600,000	$ 3.5
Impairment of property, plant and equipment							0
Jamaica Property | Land | At fair value
Disclosure of analysis of single amount of discontinued operations [line items]
Non-current assets or disposal groups classified as held for sale							4,300,000
Uruguay Properties
Disclosure of analysis of single amount of discontinued operations [line items]
Proceeds from disposal					1,448,000		0
Non-current assets or disposal groups classified as held for sale					0		2,021,000				0
Transferred from property, plant and equipment					0		$ 2,021,000
Uruguay Properties | Cannabis | Operating Segments
Disclosure of analysis of single amount of discontinued operations [line items]
Proceeds from disposal					1,400,000	$ 1.1
Loss on disposal of assets held for sale and property, plant and equipment					500,000
Uruguay Properties | Land
Disclosure of analysis of single amount of discontinued operations [line items]
Number of properties listed for sale | property							2
Colombia Property
Disclosure of analysis of single amount of discontinued operations [line items]
Proceeds from disposal					0		$ 0
Impairment of property, plant and equipment					1,300,000
Non-current assets or disposal groups classified as held for sale					1,925,000		0				0
Transferred from property, plant and equipment					3,212,000		0
Restructuring Facilities
Disclosure of analysis of single amount of discontinued operations [line items]
Proceeds from disposal				$ 6,600,000	200,000		0
Impairment of property, plant and equipment					7,800,000
Non-current assets or disposal groups classified as held for sale					13,993,000		0				$ 0
Transferred from property, plant and equipment					$ 20,796,000		$ 0
Number of production facilities sold | business					2	2
Fair value less costs of disposal					$ 14,200,000
Aurora Larssen Projects Inc. | Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Loss on disposal of discontinued operations			$ 2,800,000
Aurora Hemp Europe | Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Proceeds from disposal					3,000,000.0
Loss on disposal of discontinued operations					2,800,000
Consideration receivable										$ 1,900,000
Aurora Hemp Europe | Discontinued operations | Discount rate | Consideration Receivable
Disclosure of analysis of single amount of discontinued operations [line items]
Significant unobservable input, assets | $ / g										0.15
Hempco | Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Loss on disposal of discontinued operations					$ 100,000